                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 02/29

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (79.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (19.0%)
Federal Farm Credit Bank
 10-10-08                             4.25%          $6,015,000            $6,078,338
Federal Home Loan Bank
 11-21-08                             4.63            6,500,000             6,599,119
 12-29-08                             5.13           24,390,000            24,935,019
Federal Home Loan Mtge Corp
 06-15-08                             3.88            4,010,000             4,023,353
 08-23-17                             5.50            5,500,000             6,036,437
Federal Natl Mtge Assn
 10-15-08                             4.50           10,615,000            10,751,106
 11-15-30                             6.63            1,945,000             2,370,901
Federal Natl Mtge Assn
 04-09-13                             3.25           10,815,000            10,740,647
U.S. Treasury
 01-31-10                             2.13           44,020,000(b)         44,418,908
 02-15-18                             3.50            8,080,000             8,059,800
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00           17,056,784(l)         18,514,284
 01-15-15                             1.63           14,300,130(l)         15,138,734
                                                                      ---------------
Total                                                                     157,666,646
-------------------------------------------------------------------------------------


ASSET-BACKED (1.9%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             3.23            3,250,000(d,k)        3,221,762
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             3.30            2,600,000(k)          2,418,814
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
 09-25-35                             3.29            1,753,906(k)          1,740,818
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                             3.28            1,343,403(k)          1,336,056
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             3.32            4,050,000(k)          3,580,119
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
 10-25-36                             3.24            3,900,000(k)          3,703,783
                                                                      ---------------
Total                                                                      16,001,352
-------------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (1.7%)(F)
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65            6,613,409             6,950,944
Federal Natl Mtge Assn #360800
 01-01-09                             5.74            3,023,736(o)          3,067,917
Federal Natl Mtge Assn #381990
 10-01-09                             7.11            4,108,781             4,219,922
                                                                      ---------------
Total                                                                      14,238,783
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (57.0%)(F,N)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.19            2,043,933(j)          2,020,172
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             3.30            3,350,853(j)          2,725,772
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             3.33            4,336,137(j)          3,762,647
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00            3,526,324             3,500,427
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.24            1,357,081(j)          1,373,773
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50            1,559,660             1,620,898
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00            5,946,908             5,728,295
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             3.32            4,409,712(k)          4,195,765
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50            4,729,841             4,509,610
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50            4,835,421             4,862,809
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             3.48            5,701,393(k)          4,561,519
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             3.63            3,941,185(k)          2,243,959
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
 12-20-35                             5.61            3,284,548(j)          3,084,706
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00            4,536,167(d)          5,076,041
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                             6.50            4,726,117             4,791,286
Federal Home Loan Mtge Corp
 03-01-38                             6.00            8,000,000(e)          8,170,000
 03-01-38                             6.50           12,000,000(e)         12,461,256
Federal Home Loan Mtge Corp #1G2598
 01-01-37                             6.12            2,583,573(j)          2,667,174
Federal Home Loan Mtge Corp #1J0614
 09-01-37                             5.70            3,343,118(j)          3,434,886
Federal Home Loan Mtge Corp #A18107
 01-01-34                             5.50            3,163,124             3,189,157

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C00351
 07-01-24                             8.00%            $261,411              $284,413
Federal Home Loan Mtge Corp #C00385
 01-01-25                             9.00              417,991               465,632
Federal Home Loan Mtge Corp #C80329
 08-01-25                             8.00               70,164                76,307
Federal Home Loan Mtge Corp #E00398
 10-01-10                             7.00              318,903               328,981
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50            3,685,217             3,869,345
Federal Home Loan Mtge Corp #E90650
 07-01-12                             5.50              210,705               215,833
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00            2,928,269             2,976,940
Federal Home Loan Mtge Corp #G00363
 06-01-25                             8.00              336,133               365,561
Federal Home Loan Mtge Corp #G00501
 05-01-26                             9.00              618,862               689,548
Federal Home Loan Mtge Corp #G10669
 03-01-12                             7.50            1,540,071             1,612,595
Federal Home Loan Mtge Corp #G11243
 04-01-17                             6.50           13,170,477            13,822,365
Federal Home Loan Mtge Corp #G12100
 11-01-13                             5.00            3,324,703             3,366,882
Federal Home Loan Mtge Corp #M30074
 09-01-09                             6.50               76,868                78,271
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 11 Cl B
 01-01-20                            16.15                7,124(h)              1,678
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             3.19            1,164,636(h)            268,958
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2564 Cl IX
 12-15-12                            15.47               23,532(h)                 12
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                            21.35            1,582,475(h)             17,778
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
 03-15-25                            28.19            4,016,039(h)            126,444
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
 03-15-32                            21.58            1,412,193(g,h)          179,225
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
 11-15-19                            15.41            6,757,774(g,h)          772,612
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                             7.00            6,804,771             7,182,999
Federal Natl Mtge Assn
 03-01-38                             5.00            2,500,000(e)          2,461,720
 03-01-38                             5.50            8,000,000(e)          8,045,000
 03-01-38                             6.50            8,000,000(e)          8,290,000
Federal Natl Mtge Assn #125032
 11-01-21                             8.00              147,091               159,968
Federal Natl Mtge Assn #190129
 11-01-23                             6.00            1,030,885             1,057,127
Federal Natl Mtge Assn #190353
 08-01-34                             5.00            6,814,926             6,736,034
Federal Natl Mtge Assn #190785
 05-01-09                             7.50               99,700                99,891
Federal Natl Mtge Assn #190988
 06-01-24                             9.00              231,675               252,521
Federal Natl Mtge Assn #254384
 06-01-17                             7.00              341,966               359,410
Federal Natl Mtge Assn #254454
 08-01-17                             7.00              595,063               625,417
Federal Natl Mtge Assn #254723
 05-01-23                             5.50            9,221,543             9,406,003
Federal Natl Mtge Assn #254748
 04-01-13                             5.50            5,775,883             5,914,639
Federal Natl Mtge Assn #254757
 05-01-13                             5.00            7,945,833             8,050,884
Federal Natl Mtge Assn #254774
 05-01-13                             5.50            1,891,107             1,951,585
Federal Natl Mtge Assn #255501
 09-01-14                             6.00              776,292(o)            818,135
Federal Natl Mtge Assn #303885
 05-01-26                             7.50              468,887               508,433
Federal Natl Mtge Assn #313007
 07-01-11                             7.50              212,894               219,973
Federal Natl Mtge Assn #313428
 12-01-08                             7.50                4,072                 4,080
Federal Natl Mtge Assn #336512
 02-01-26                             6.00               63,691                65,733
Federal Natl Mtge Assn #357485
 02-01-34                             5.50           13,645,913            13,779,111
Federal Natl Mtge Assn #407327
 01-01-14                             5.50              425,968               436,275
Federal Natl Mtge Assn #456374
 12-01-13                             5.50              809,299               828,881
Federal Natl Mtge Assn #508402
 08-01-14                             6.50              270,831               284,705
Federal Natl Mtge Assn #545818
 07-01-17                             6.00           14,053,139            14,589,100
Federal Natl Mtge Assn #545864
 08-01-17                             5.50           11,484,568            11,816,238
Federal Natl Mtge Assn #545910
 08-01-17                             6.00            2,139,068             2,219,390
Federal Natl Mtge Assn #555063
 11-01-17                             5.50            8,180,951             8,415,994
Federal Natl Mtge Assn #555367
 03-01-33                             6.00           10,013,464            10,282,462
Federal Natl Mtge Assn #579485
 04-01-31                             6.50            2,308,855(o)          2,439,169
Federal Natl Mtge Assn #593829
 12-01-28                             7.00            1,572,219             1,678,232
Federal Natl Mtge Assn #601416
 11-01-31                             6.50              820,836               857,682
Federal Natl Mtge Assn #630993
 09-01-31                             7.50            2,473,822             2,681,304
Federal Natl Mtge Assn #648040
 06-01-32                             6.50            2,267,101             2,366,811
Federal Natl Mtge Assn #648349
 06-01-17                             6.00            7,207,152(o)          7,481,731
Federal Natl Mtge Assn #651284
 07-01-17                             6.00            1,415,063             1,468,341
Federal Natl Mtge Assn #662866
 11-01-17                             6.00            1,190,384(o)          1,239,329
Federal Natl Mtge Assn #665752
 09-01-32                             6.50            1,215,944             1,269,422
Federal Natl Mtge Assn #670782
 11-01-12                             5.00              281,326               285,015
Federal Natl Mtge Assn #670830
 12-01-12                             5.00              464,244               477,543
Federal Natl Mtge Assn #671415
 01-01-10                             5.00              356,812               359,731
Federal Natl Mtge Assn #678940
 02-01-18                             5.50            2,172,690             2,234,073
Federal Natl Mtge Assn #686227
 02-01-18                             5.50            2,977,856             3,062,778
Federal Natl Mtge Assn #696837
 04-01-18                             5.50            3,135,606             3,224,041
Federal Natl Mtge Assn #704610
 06-01-33                             5.50           10,739,792(o)         10,844,625
Federal Natl Mtge Assn #712602
 06-01-13                             5.00            1,045,212             1,059,032
Federal Natl Mtge Assn #722325
 07-01-33                             4.97            5,262,810(j)          5,366,631
Federal Natl Mtge Assn #725232
 03-01-34                             5.00           10,124,111            10,017,398
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            9,521,119             9,616,512
Federal Natl Mtge Assn #725431
 08-01-15                             5.50            8,278,199             8,478,501
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            8,067,203             8,134,668
Federal Natl Mtge Assn #730632
 08-01-33                             4.08            1,838,201(j)          1,871,397
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            6,031,668             5,961,843
Federal Natl Mtge Assn #739243
 09-01-33                             6.00            3,020,651             3,125,407
Federal Natl Mtge Assn #739331
 09-01-33                             6.00            1,552,683             1,593,615
Federal Natl Mtge Assn #743524
 11-01-33                             5.00            3,111,693             3,078,895
Federal Natl Mtge Assn #753508
 11-01-33                             5.00            3,342,217(o)          3,306,988
Federal Natl Mtge Assn #791447
 10-01-34                             6.00            4,639,608             4,755,270
Federal Natl Mtge Assn #797046
 07-01-34                             5.50            2,896,447(o)          2,920,669
Federal Natl Mtge Assn #799769
 11-01-34                             5.04            4,172,808(j)          4,237,612
Federal Natl Mtge Assn #801344
 10-01-34                             5.07            4,578,685(j)          4,724,013
Federal Natl Mtge Assn #815463
 02-01-35                             5.50            1,887,734             1,903,521

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #832641
 09-01-35                             6.00%          $6,339,989            $6,488,062
Federal Natl Mtge Assn #849082
 01-01-36                             5.82            2,690,029(j)          2,776,681
Federal Natl Mtge Assn #849170
 01-01-36                             5.95            3,578,935(j)          3,696,099
Federal Natl Mtge Assn #878661
 02-01-36                             5.50            7,935,509             7,948,365
Federal Natl Mtge Assn #883267
 07-01-36                             6.50            4,413,029(o)          4,625,685
Federal Natl Mtge Assn #887096
 07-01-36                             5.81            4,585,643(j)          4,711,324
Federal Natl Mtge Assn #887403
 07-01-36                             7.00            2,780,837             2,941,080
Federal Natl Mtge Assn #902818
 11-01-36                             5.93            2,385,518(j)          2,457,704
Federal Natl Mtge Assn #919341
 05-01-37                             6.50            3,867,031             4,009,593
Federal Natl Mtge Assn #928771
 10-01-37                             8.00            6,839,956(o)          7,317,163
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 163 Cl 2
 07-25-22                            28.60              575,858(h)             91,969
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                            10.20            1,739,558(h)            305,856
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             9.86            3,972,842(h)            895,809
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                            10.85            2,076,910(h)            330,335
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
 11-25-13                            20.00            3,732,740(h)             83,071
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 36 Cl 2
 08-01-18                            14.00                4,510(h)              1,049
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                             5.35            2,877,150(h)            676,130
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                             5.07            5,613,941(h)          1,263,137
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 70 Cl 2
 01-15-20                            27.28              203,350(h)             40,136
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2002-18 Cl SE
 02-25-32                            18.83            3,005,912(g,h)          399,289
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 Cl SC
 10-25-35                            20.00            6,789,050(g,h)          744,555
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series G-15 Cl A
 06-25-21                             4.50               27,392(i)             24,920
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00            2,023,620             2,180,046
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
 07-25-23                             5.50            4,370,990             4,366,785
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                             7.75              130,431(j)            131,465
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                             5.50            3,402,659             3,508,716
Govt Natl Mtge Assn #615740
 08-15-13                             6.00              823,171               852,517
Govt Natl Mtge Assn #781507
 09-15-14                             6.00            3,858,209             3,996,841
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-62 Cl IC
 03-20-29                            45.13            1,861,911(h)             53,398
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
 01-16-30                             5.08            8,989,218             9,230,553
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                             5.76              431,406(j)            410,512
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
 10-28-46                             6.25               13,619(d)             13,526
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             3.26            2,684,046(k)          2,540,055
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
 02-25-37                             3.31            5,475,838(k)          4,690,221
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-13AX Cl A1
 10-25-36                             3.22            4,375,188(k)          3,816,259
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                             5.66            1,970,532(j)          1,847,945
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00            5,830,410             5,551,600
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50            2,937,509             2,755,406
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50            4,379,105             4,316,156
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                             6.02            1,735,498(j)          1,745,597
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11            3,653,726(j)          3,585,815
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00            4,845,558             4,836,982
                                                                      ---------------
Total                                                                     472,741,446
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $656,047,440)                                                     $660,648,227
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.1%)(c)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     9,010,633(m)          $9,010,633
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,010,633)                                                         $9,010,633
-------------------------------------------------------------------------------------






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

SHORT-TERM SECURITIES (29.1%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Farm Credit Bank
 03-03-08                            2.77%          $35,000,000           $34,992,038
Federal Home Loan Bank Disc Nts
 03-07-08                            2.41            24,000,000            23,996,174
 03-19-08                            2.89            50,000,000            49,924,792
SHORT-TERM SECURITIES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Federal Home Loan Bank Disc Nts
 03-03-08                            2.03            39,800,000            39,793,367
 03-05-08                            2.88            10,000,000             9,996,111
 03-07-08                            2.79            18,000,000            17,990,375
 03-24-08                            2.92            30,000,000            29,942,600
Federal Home Loan Mtge Disc Nts
 03-05-08                            2.76            35,000,000            34,986,778
                                                                      ---------------
Total                                                                      98,915,307
-------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $241,642,072)                                                     $241,622,235
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $906,700,145)(p)                                                  $911,281,095
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b)  At Feb. 29, 2008, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in an affiliated money market fund/short-term securities and represents 3.9% of net assets. The Fund's cash equivalent position is 26.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $8,311,329 or 1.0% of net assets.

(e) At Feb. 29, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $39,088,450.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Feb. 29, 2008. At Feb. 29, 2008, the value of inverse floaters represented 0.3% of net assets.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 29, 2008.

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 29, 2008.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(l) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 29, 2008:

                                                   PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                            AMOUNT         DATE       RECEIVABLE       VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
 03-01-23 5.50%                                   $1,275,000     03-18-08     $1,301,496    $1,302,891


(o) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, June 2008, 20-year                                           $4,800,000
U.S. Treasury Note, June 2008, 2-year                                       127,800,000
SALE CONTRACTS
U.S. Treasury Note, March 2008, 5-year                                       29,300,000
U.S. Treasury Note, June 2008, 5-year                                        34,400,000
U.S. Treasury Note, March 2008, 10-year                                      47,300,000
U.S. Treasury Note, June 2008, 10-year                                       21,800,000




--------------------------------------------------------------------------------
4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

(p) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $906,700,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $11,922,000
Unrealized depreciation                                                      (7,341,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $4,581,000
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (129.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (1.1%)
U.S. Treasury Inflation-Indexed Bond
 01-15-16                             2.00%          $4,233,040(i)         $4,587,801
-------------------------------------------------------------------------------------


ASSET-BACKED (1.0%)
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             3.30            1,200,000(h)          1,116,375
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
 09-25-35                             3.29              783,943(h)            778,093
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31              195,000                33,229
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66              130,000                23,031
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01              190,000                34,578
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                             3.28              612,215(h)            607,624
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             3.32            1,700,000(h)          1,502,765
                                                                      ---------------
Total                                                                       4,095,695
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (5.0%)(F)
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                             5.21            3,000,000             2,902,140
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                             3.93            2,000,000(d,h)        1,940,000
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                             5.91            3,000,000             2,883,287
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65            2,223,231             2,336,700
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             4.03            1,000,000(d,h)          920,624
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                             5.42            4,000,000             3,764,313
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31            6,000,000             5,634,339
                                                                      ---------------
Total                                                                      20,381,403
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (122.7%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.69              627,975(c)            584,822
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                             5.92              169,768(c)            155,631
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             3.30            1,236,892(c)          1,006,158
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             3.33            1,818,380(c)          1,577,884
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                             6.00              541,926               539,314
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                             4.75              281,586               280,266
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00            2,644,743             2,625,320
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                             7.25               94,705(d,l)           54,751
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                             5.88              688,684(c)            695,942
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                             6.00              996,341               997,119
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
 10-25-20                             5.00            1,618,362             1,612,546
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
 09-25-37                             6.00              974,347               991,779
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.24              904,721(c)            915,849
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              541,834               559,275
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73            1,985,874(e)            316,012
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                             5.50            4,932,172             4,725,059
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                             6.00              948,042               922,119
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                             5.50              470,047               454,416
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50              384,962               400,076
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00            1,486,727             1,432,074

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                             6.00%            $980,991              $981,298
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50            5,202,825             4,960,571
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50              967,084               972,562
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             3.49            1,257,341(h)          1,005,962
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             3.64            1,911,593(h)          1,088,387
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                             5.50              868,931               851,993
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
 03-25-35                             5.11            1,010,320(c)            993,393
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00              474,951(d)            531,477
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.35              436,789(c)            430,259
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                             6.00            1,469,687(c)          1,399,516
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                            13.12            2,939,063(e)             18,828
Federal Home Loan Mtge Corp
 03-01-38                             6.00           12,400,000(b)         12,663,501
 03-01-38                             6.50           20,500,000(b)         21,287,980
Federal Home Loan Mtge Corp #1B7116
 08-01-36                             5.89            4,162,659(c)          4,241,975
Federal Home Loan Mtge Corp #1J0149
 11-01-36                             6.10            2,391,806(c)          2,465,148
Federal Home Loan Mtge Corp #1J0283
 02-01-37                             5.83            3,779,712(c)          3,872,058
Federal Home Loan Mtge Corp #1J1445
 01-01-37                             5.90            2,316,857(c)          2,388,749
Federal Home Loan Mtge Corp #1J1484
 02-01-37                             5.61            2,839,992(c)          2,913,283
Federal Home Loan Mtge Corp #1J1621
 05-01-37                             5.89            3,098,832(c)          3,189,830
Federal Home Loan Mtge Corp #555140
 03-01-10                             8.00               18,145                18,525
Federal Home Loan Mtge Corp #555300
 10-01-17                             8.00              230,522               243,653
Federal Home Loan Mtge Corp #A10892
 07-01-33                             6.00              523,561               538,210
Federal Home Loan Mtge Corp #A15111
 10-01-33                             6.00              873,887               896,460
Federal Home Loan Mtge Corp #A21059
 04-01-34                             6.50              486,461               507,519
Federal Home Loan Mtge Corp #A25174
 08-01-34                             6.50              470,734               491,111
Federal Home Loan Mtge Corp #C53098
 06-01-31                             8.00              278,225               302,494
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50              923,101               933,575
Federal Home Loan Mtge Corp #C68876
 07-01-32                             7.00              131,572               139,484
Federal Home Loan Mtge Corp #C69665
 08-01-32                             6.50            2,368,545             2,479,512
Federal Home Loan Mtge Corp #C79930
 06-01-33                             5.50            1,392,964             1,406,610
Federal Home Loan Mtge Corp #D95232
 03-01-22                             6.50              234,895               246,494
Federal Home Loan Mtge Corp #D95371
 04-01-22                             6.50              276,211               290,428
Federal Home Loan Mtge Corp #E00285
 01-01-09                             7.00               24,740                25,126
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50              729,693               766,151
Federal Home Loan Mtge Corp #E88036
 02-01-17                             6.50            1,062,965             1,115,721
Federal Home Loan Mtge Corp #E88468
 12-01-16                             6.50              282,772               300,064
Federal Home Loan Mtge Corp #E89232
 04-01-17                             7.00              452,250               474,129
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00            1,484,484             1,509,158
Federal Home Loan Mtge Corp #E93685
 01-01-18                             5.50            1,174,549             1,205,518
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              368,408               374,385
Federal Home Loan Mtge Corp #G01169
 01-01-30                             5.50            1,531,303             1,549,899
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00            1,988,584             2,058,465
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00           11,177,210            11,029,222
Federal Home Loan Mtge Corp #G03419
 07-01-37                             6.00            4,658,794             4,760,749
Federal Home Loan Mtge Corp #G12101
 11-01-18                             5.00              746,842               758,205
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            23.94              441,769(e)             34,294
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             3.19            1,746,954(e)            403,437
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                            21.35              196,902(e)              2,212
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                             6.01            1,140,295(e)            161,514
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                            45.31              230,839(e)              2,527
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
 09-15-20                             8.28            2,652,348(e)            217,640
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
 03-15-32                            21.58              274,530(e,g)           34,841
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
 06-15-32                            34.83              934,728(e,g)           83,825
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
 11-15-19                            15.41            1,013,666(e,g)          115,892
Federal Natl Mtge Assn
 03-01-23                             6.00            3,000,000(b)          3,098,436
 03-01-38                             5.00           12,500,000(b)         12,308,601
 03-01-38                             5.50           31,500,000(b)         31,677,189
 03-01-38                             6.00           42,500,000(b)         43,416,386
 03-01-38                             7.00           10,000,000(b)         10,521,880
Federal Natl Mtge Assn #13481
 05-01-08                             7.75                   99                   100
Federal Natl Mtge Assn #190353
 08-01-34                             5.00            1,601,508             1,582,968
Federal Natl Mtge Assn #252409
 03-01-29                             6.50            1,407,904             1,479,905
Federal Natl Mtge Assn #254759
 06-01-18                             4.50            2,004,139             2,016,961
Federal Natl Mtge Assn #254793
 07-01-33                             5.00            2,235,514             2,211,950
Federal Natl Mtge Assn #254916
 09-01-23                             5.50            1,811,344             1,847,577
Federal Natl Mtge Assn #256135
 02-01-36                             5.50            7,392,480             7,395,227
Federal Natl Mtge Assn #313470
 08-01-10                             7.50              148,788               152,348
Federal Natl Mtge Assn #323362
 11-01-28                             6.00            2,702,059             2,784,407
Federal Natl Mtge Assn #323715
 05-01-29                             6.00              501,104(j)            516,376
Federal Natl Mtge Assn #344909
 04-01-25                             8.00              645,523               705,664

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #357514
 03-01-34                             5.50%          $2,329,281            $2,352,017
Federal Natl Mtge Assn #426860
 10-01-09                             8.50                  342                   346
Federal Natl Mtge Assn #483691
 12-01-28                             7.00            1,122,591             1,216,227
Federal Natl Mtge Assn #487757
 09-01-28                             7.50              776,277               841,550
Federal Natl Mtge Assn #514704
 01-01-29                             6.00              742,316               764,938
Federal Natl Mtge Assn #545008
 06-01-31                             7.00            1,396,388(j)          1,501,036
Federal Natl Mtge Assn #545339
 11-01-31                             6.50              236,955               250,307
Federal Natl Mtge Assn #545818
 07-01-17                             6.00            2,525,313             2,621,624
Federal Natl Mtge Assn #545864
 08-01-17                             5.50            1,417,261(j)          1,458,191
Federal Natl Mtge Assn #555063
 11-01-17                             5.50            1,013,760             1,042,885
Federal Natl Mtge Assn #555458
 05-01-33                             5.50            1,642,817             1,656,173
Federal Natl Mtge Assn #555528
 04-01-33                             6.00            2,133,810             2,191,132
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              718,616               721,821
Federal Natl Mtge Assn #555740
 08-01-18                             4.50            3,445,801             3,469,087
Federal Natl Mtge Assn #581418
 06-01-31                             7.00              895,922               957,897
Federal Natl Mtge Assn #583088
 06-01-29                             6.00            2,738,771             2,843,462
Federal Natl Mtge Assn #592270
 01-01-32                             6.50              733,645               770,912
Federal Natl Mtge Assn #596505
 08-01-16                             6.50              171,702               181,004
Federal Natl Mtge Assn #601416
 11-01-31                             6.50              305,209               318,909
Federal Natl Mtge Assn #624979
 01-01-32                             6.00              752,698               776,465
Federal Natl Mtge Assn #626670
 03-01-32                             7.00              489,413               529,651
Federal Natl Mtge Assn #627426
 03-01-17                             6.50              458,580(j)            482,967
Federal Natl Mtge Assn #630992
 09-01-31                             7.00            1,883,572             2,041,137
Federal Natl Mtge Assn #630993
 09-01-31                             7.50            1,920,550             2,081,629
Federal Natl Mtge Assn #631388
 05-01-32                             6.50            1,555,191             1,632,972
Federal Natl Mtge Assn #632412
 12-01-17                             5.50            1,099,793             1,130,206
Federal Natl Mtge Assn #632856
 03-01-17                             6.00              537,992               558,448
Federal Natl Mtge Assn #633674
 06-01-32                             6.50              825,786               875,579
Federal Natl Mtge Assn #635231
 04-01-32                             7.00               74,496                79,751
Federal Natl Mtge Assn #635908
 04-01-32                             6.50            1,086,375             1,144,039
Federal Natl Mtge Assn #636812
 04-01-32                             7.00              113,351               122,035
Federal Natl Mtge Assn #640200
 10-01-31                             9.50              102,528(j)            115,964
Federal Natl Mtge Assn #640207
 03-01-17                             7.00               39,217                40,415
Federal Natl Mtge Assn #640208
 04-01-17                             7.50               48,683                49,986
Federal Natl Mtge Assn #644805
 05-01-32                             7.00              990,784             1,057,152
Federal Natl Mtge Assn #645053
 05-01-32                             7.00              644,073               686,398
Federal Natl Mtge Assn #646189
 05-01-32                             6.50              422,018               440,579
Federal Natl Mtge Assn #654071
 09-01-22                             6.50              548,041               573,278
Federal Natl Mtge Assn #654685
 11-01-22                             6.00              570,205               589,041
Federal Natl Mtge Assn #655635
 08-01-32                             6.50              840,424(j)            887,230
Federal Natl Mtge Assn #656514
 09-01-17                             6.50            1,040,032             1,094,723
Federal Natl Mtge Assn #660186
 11-01-32                             6.00            2,282,153             2,363,986
Federal Natl Mtge Assn #663651
 10-01-17                             5.50              446,066               458,783
Federal Natl Mtge Assn #663667
 11-01-17                             5.50              289,660               297,558
Federal Natl Mtge Assn #665752
 09-01-32                             6.50            1,138,532             1,188,606
Federal Natl Mtge Assn #667302
 01-01-33                             7.00              578,938(j)            621,685
Federal Natl Mtge Assn #667604
 10-01-32                             5.50              531,890(j)            537,364
Federal Natl Mtge Assn #670382
 09-01-32                             6.00            1,140,432             1,171,068
Federal Natl Mtge Assn #676683
 12-01-32                             6.00            1,219,832             1,252,601
Federal Natl Mtge Assn #677089
 01-01-33                             5.50              637,823(j)            644,387
Federal Natl Mtge Assn #677294
 01-01-33                             6.00            1,578,186             1,620,582
Federal Natl Mtge Assn #681080
 02-01-18                             5.00              858,447(j)            871,811
Federal Natl Mtge Assn #682229
 03-01-33                             5.50            2,142,292             2,164,341
Federal Natl Mtge Assn #684585
 02-01-33                             5.50            1,523,573(j)          1,543,634
Federal Natl Mtge Assn #684843
 02-01-18                             5.50            1,659,489             1,706,871
Federal Natl Mtge Assn #684853
 03-01-33                             6.50              215,553               225,277
Federal Natl Mtge Assn #688002
 03-01-33                             5.50            1,445,537             1,464,729
Federal Natl Mtge Assn #689026
 05-01-33                             5.50              375,750               380,516
Federal Natl Mtge Assn #689093
 07-01-28                             5.50              972,614(j)            984,033
Federal Natl Mtge Assn #694628
 04-01-33                             5.50            2,034,446             2,061,896
Federal Natl Mtge Assn #694795
 04-01-33                             5.50            2,561,293             2,595,454
Federal Natl Mtge Assn #695460
 04-01-18                             5.50            1,972,495             2,028,728
Federal Natl Mtge Assn #697145
 03-01-23                             5.50            1,176,831             1,198,407
Federal Natl Mtge Assn #699424
 04-01-33                             5.50            1,585,315             1,606,513
Federal Natl Mtge Assn #701101
 04-01-33                             6.00            2,089,451             2,144,534
Federal Natl Mtge Assn #704610
 06-01-33                             5.50            2,073,956             2,094,200
Federal Natl Mtge Assn #705655
 05-01-33                             5.00              720,540(j)            712,945
Federal Natl Mtge Assn #708503
 05-01-33                             6.00              274,724               282,523
Federal Natl Mtge Assn #708504
 05-01-33                             6.00              586,744               606,161
Federal Natl Mtge Assn #710780
 05-01-33                             6.00              234,317               240,494
Federal Natl Mtge Assn #711206
 05-01-33                             5.50            1,356,636             1,369,879
Federal Natl Mtge Assn #711239
 07-01-33                             5.50              536,759               541,999
Federal Natl Mtge Assn #711501
 05-01-33                             5.50              776,597               786,136
Federal Natl Mtge Assn #720378
 06-01-18                             4.50            1,574,358             1,584,430
Federal Natl Mtge Assn #723771
 08-01-28                             5.50              848,610               858,574
Federal Natl Mtge Assn #725017
 12-01-33                             5.50            2,888,212             2,916,404
Federal Natl Mtge Assn #725232
 03-01-34                             5.00            1,699,404             1,681,492
Federal Natl Mtge Assn #725424
 04-01-34                             5.50            9,555,561             9,648,834
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            2,735,402             2,762,808
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              751,314               783,561
Federal Natl Mtge Assn #725719
 07-01-33                             4.85              545,752(c)            557,813
Federal Natl Mtge Assn #726940
 08-01-23                             5.50            1,239,138             1,262,442
Federal Natl Mtge Assn #730153
 08-01-33                             5.50              753,226               760,578
Federal Natl Mtge Assn #733367
 08-01-23                             5.50              999,017             1,017,582
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            8,961,335             8,857,595
Federal Natl Mtge Assn #735841
 11-01-19                             4.50            6,191,296             6,221,968
Federal Natl Mtge Assn #743524
 11-01-33                             5.00            1,892,947             1,872,994
Federal Natl Mtge Assn #743579
 11-01-33                             5.50            1,528,471             1,543,391
Federal Natl Mtge Assn #747339
 10-01-23                             5.50            1,193,784             1,215,382
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              999,707(j)          1,015,663
Federal Natl Mtge Assn #753940
 12-01-18                             5.00              888,569               902,401
Federal Natl Mtge Assn #759342
 01-01-34                             6.50              400,264               419,404
Federal Natl Mtge Assn #761141
 12-01-18                             5.00            1,456,104             1,478,771

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #765760
 02-01-19                             5.00%            $989,046            $1,004,443
Federal Natl Mtge Assn #766641
 03-01-34                             5.00            2,986,554             2,951,980
Federal Natl Mtge Assn #770403
 04-01-34                             5.00            1,511,331             1,493,835
Federal Natl Mtge Assn #776962
 04-01-29                             5.00            1,348,971             1,339,025
Federal Natl Mtge Assn #779676
 06-01-34                             5.00            2,675,804             2,644,827
Federal Natl Mtge Assn #785506
 06-01-34                             5.00            5,672,631             5,606,962
Federal Natl Mtge Assn #793622
 09-01-34                             5.50            6,269,610             6,322,042
Federal Natl Mtge Assn #797232
 09-01-34                             5.50            7,311,266             7,372,409
Federal Natl Mtge Assn #874486
 12-01-16                             5.27            7,420,000             7,585,451
Federal Natl Mtge Assn #878661
 02-01-36                             5.50            1,974,105             1,977,303
Federal Natl Mtge Assn #881629
 02-01-36                             5.50            1,332,886             1,335,045
Federal Natl Mtge Assn #886020
 07-01-36                             6.50            1,104,468             1,157,688
Federal Natl Mtge Assn #886291
 07-01-36                             7.00              774,340               822,701
Federal Natl Mtge Assn #888414
 11-01-35                             5.00            4,028,785(j)          3,977,379
Federal Natl Mtge Assn #893101
 10-01-36                             6.50            2,844,568             2,949,658
Federal Natl Mtge Assn #894800
 12-01-36                             6.50            4,087,298(j)          4,238,300
Federal Natl Mtge Assn #902818
 11-01-36                             5.93            3,154,404(c)          3,249,856
Federal Natl Mtge Assn #919341
 05-01-37                             6.50            3,678,492             3,814,105
Federal Natl Mtge Assn #923744
 04-01-37                             6.50            1,711,828             1,765,403
Federal Natl Mtge Assn #928046
 01-01-37                             6.00            3,975,158             4,063,915
Federal Natl Mtge Assn #928146
 03-01-37                             6.00            5,191,002             5,306,906
Federal Natl Mtge Assn #928771
 10-01-37                             8.00            3,589,047             3,839,446
Federal Natl Mtge Assn #928870
 11-01-37                             8.50              240,775               252,048
Federal Natl Mtge Assn #959716
 11-01-37                             7.00            9,992,608            10,520,286
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
 12-25-33                             7.32              500,238(e)            126,363
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             9.86            2,050,270(e)            462,301
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                            10.85              461,536(e)             73,408
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                             6.11              206,444(e)             27,832
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
 08-25-35                            12.78            2,521,712(e)            243,351
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                             5.35            1,514,290(e)            355,858
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                             5.07            2,949,698(e)            663,682
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 Cl SC
 10-25-35                            20.00           10,592,340(e,g)        1,161,662
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00              289,089               311,435
Govt Natl Mtge Assn #3931
 12-20-36                             6.00            4,509,508             4,662,669
Govt Natl Mtge Assn #518371
 02-15-30                             7.00              119,908               128,718
Govt Natl Mtge Assn #528344
 03-15-30                             7.00              366,988               393,952
Govt Natl Mtge Assn #556293
 12-15-31                             6.50              384,823               403,807
Govt Natl Mtge Assn #583182
 02-15-32                             6.50              564,053               591,629
Govt Natl Mtge Assn #595256
 12-15-32                             6.00              325,613               337,998
Govt Natl Mtge Assn #619613
 09-15-33                             5.00            1,360,280             1,365,428
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             4.50            6,583,782(e)             25,718
JP Morgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 4A5
 11-25-34                             6.00              994,206               989,390
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
 10-28-46                             6.25                6,987(d)              6,939
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                             6.50            5,310,778             5,604,125
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                             5.00              404,045               405,814
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              361,756               370,930
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              505,975               495,046
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                             5.50            1,537,000             1,416,438
MASTR Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
 10-25-19                             4.50            1,115,918             1,109,991
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00              975,129               985,507
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
 07-25-35                             5.51            1,053,628(c)          1,046,493
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50            1,246,102             1,221,812
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                             4.50              620,240               597,613
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                             5.29              405,927(c)            404,834
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                             5.94            1,938,849(c)          1,944,582
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00            2,365,481             2,252,363
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50              959,754               945,958
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                             6.02            1,861,971(c)          1,872,806
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 2A1
 09-25-36                             6.10            2,246,357(c)          2,266,972

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11%            $887,032(c)           $870,545
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00              969,112               967,396
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                             6.00              977,251               930,984
                                                                      ---------------
Total                                                                     495,208,519
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $520,961,703)                                                     $524,273,418
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     4,180,902(k)          $4,180,902
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,180,902)                                                         $4,180,902
-------------------------------------------------------------------------------------





SHORT-TERM SECURITIES (2.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 03-03-08                            2.03%           $9,600,000            $9,598,400
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $9,598,933)                                                         $9,598,400
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $534,741,538)(m)                                                  $538,052,720
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2007.

(b) At Feb. 29, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $135,158,539.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $3,453,791 or 0.9% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 29, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Feb. 29, 2008. At Feb. 29, 2008, the value of inverse floaters represented 0.3% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Long Bond, June 2008, 20-year                                           $7,100,000
U.S. Treasury Note, June 2008, 2-year                                        23,600,000
U.S. Treasury Note, March 2008, 5-year                                        4,900,000
U.S. Treasury Note, June 2008, 5-year                                         5,700,000
U.S. Treasury Note, March 2008, 10-year                                      24,100,000
U.S. Treasury Note, June 2008, 10-year                                       11,000,000


(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


--------------------------------------------------------------------------------
5 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Feb. 29, 2008, is as follows

                                     ACQUISITION
SECURITY                                DATES           COST
-------------------------------------------------------------
Banc of America Funding*
  Series 2006-2 Cl N1
  7.25% 2046                           11-14-06       $93,879


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(m) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $534,742,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $7,501,000
Unrealized depreciation                                                      (4,190,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $3,311,000
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Government Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2008